Trade And Unbilled Receivables, Net (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Receivables	$ 574,090	$ 572,398
Unbilled receivables	362,112	257,964
Less – allowance for doubtful accounts	(7,445)	(7,117)
Trade and unbilled receivables, net	928,757	823,245
Includes receivables due from affiliated companies	80,290	55,301
Israeli Ministry Of Defense
Accounts, Notes, Loans and Financing Receivable [Line Items]
Short and long-term trade and unbilled receivables	$ 526,280	$ 502,378